Debt - Maturities of outstanding debt (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014
Debt Disclosure [Abstract]
2015	$ 150.0
2016	203.1
2017	603.9
2018	216.8
2019	52.6
2020 and thereafter	1,913.5
Total debt	$ 3,139.9